Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 598,310		$ 437,883	$ 192,125
Principal and interest payable	766,610
2026
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	49,697
2027
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	42,979
2028
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	187,094
2029
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	18,111
2030
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	468,729
Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Principal	375,295		$ 0	$ 0
Interest & commitment fees (estimated)	56,925
Convertible senior secured notes | 2026
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	12,650
Convertible senior secured notes | 2027
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	12,650
Convertible senior secured notes | 2028
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	12,650
Convertible senior secured notes | 2029
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	12,650
Convertible senior secured notes | 2030
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	6,325
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	27,923
Revolving credit facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	9,420
Revolving credit facility | 2027
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	9,420
Revolving credit facility | 2028
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	9,083
Revolving credit facility | 2029
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Revolving credit facility | 2030
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Fekola equipment loan facilities:
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	2,731
Fekola equipment loan facilities: | 2026
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	1,355
Fekola equipment loan facilities: | 2027
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	897
Fekola equipment loan facilities: | 2028
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	441
Fekola equipment loan facilities: | 2029
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	38
Fekola equipment loan facilities: | 2030
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Goose equipment loan facility:
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	21
Goose equipment loan facility: | 2026
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	21
Goose equipment loan facility: | 2027
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Goose equipment loan facility: | 2028
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Goose equipment loan facility: | 2029
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Goose equipment loan facility: | 2030
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Principal | Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Principal	460,000	$ 460,000
Principal | Convertible senior secured notes | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Convertible senior secured notes | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Convertible senior secured notes | 2028
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Convertible senior secured notes | 2029
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Convertible senior secured notes | 2030
Disclosure of detailed information about borrowings [line items]
Principal	460,000
Principal | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	150,000
Principal | Revolving credit facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility | 2028
Disclosure of detailed information about borrowings [line items]
Principal	150,000
Principal | Revolving credit facility | 2029
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility | 2030
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola equipment loan facilities:
Disclosure of detailed information about borrowings [line items]
Principal	26,320
Principal | Fekola equipment loan facilities: | 2026
Disclosure of detailed information about borrowings [line items]
Principal	7,835
Principal | Fekola equipment loan facilities: | 2027
Disclosure of detailed information about borrowings [line items]
Principal	7,835
Principal | Fekola equipment loan facilities: | 2028
Disclosure of detailed information about borrowings [line items]
Principal	7,835
Principal | Fekola equipment loan facilities: | 2029
Disclosure of detailed information about borrowings [line items]
Principal	2,815
Principal | Fekola equipment loan facilities: | 2030
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility:
Disclosure of detailed information about borrowings [line items]
Principal	698
Principal | Goose equipment loan facility: | 2026
Disclosure of detailed information about borrowings [line items]
Principal	698
Principal | Goose equipment loan facility: | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility: | 2028
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility: | 2029
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility: | 2030
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	41,992
Principal | Lease liabilities | 2026
Disclosure of detailed information about borrowings [line items]
Principal	17,718
Principal | Lease liabilities | 2027
Disclosure of detailed information about borrowings [line items]
Principal	12,177
Principal | Lease liabilities | 2028
Disclosure of detailed information about borrowings [line items]
Principal	7,085
Principal | Lease liabilities | 2029
Disclosure of detailed information about borrowings [line items]
Principal	2,608
Principal | Lease liabilities | 2030
Disclosure of detailed information about borrowings [line items]
Principal	$ 2,404